Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Accounts receivables due	30 days		30 days
Federal statutory tax rate			21.00%
Advertising costs	$ 234,565	$ 188,249	$ 259,920	$ 216,784
Operating ROU asset	263,034		324,267		$ 351,699
Operating lease liability	$ 272,170		$ 332,817		$ 356,689
Property And Equipment [Member] | Minimum [Member]
Useful lives	P5Y		P5Y
Property And Equipment [Member] | Maximum [Member]
Useful lives	P7Y		P7Y
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration risk	65.00%		38.00%	11.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration risk	10.00%	31.00%